                                    [PHOTO]
                      Semiannual Report February 29, 2000

     Oppenheimer
     MAIN STREET(R)
     CALIFORNIA MUNICIPAL FUND

                                             [OPPENHEIMERFUNDS LOGO]
                                             The Right Way to Invest

         CONTENTS

 1      President's Letter

 3      An Interview
        with Your Fund's
        Manager

 8      Financial
        Statements

25      Officers and Directors


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
RISING INTEREST RATES HURT THE PERFORMANCE OF MUNICIPAL BONDS throughout the reporting period.

AS OF FEBRUARY 29, 2000, LONG-TERM CALIFORNIA MUNICIPAL BONDS PROVIDED OVER 90% OF THE YIELD AVAILABLE FROM COMPARABLE U.S. TREASURIES--making them attractive values on an after-tax basis.

------------------------
CUMULATIVE TOTAL RETURNS

For the 6-Month Period
Ended 2/29/00*

------------------------
Class A

Without     With
Sales Chg.  Sales Chg.
------------------------
-1.99%      -6.65%

Class B

Without     With
Sales Chg.  Sales Chg.
------------------------
-2.56%      -7.33%
------------------------

NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.

* See page 7 for further details.

[PHOTO]
JAMES C. SWAIN
Chairman
Oppenheimer
Main Street(R) California
Municipal Fund

BRIDGET A. MACASKILL
President
Oppenheimer
Main Street(R) California
Municipal Fund

PRESIDENT'S LETTER
--------------------------------------------------------------------------------
DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

       Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

       That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

       The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.

              1   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

       Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

       While "new economy" stocks have risen recently, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

       What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

       We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ JAMES C. SWAIN           /s/ BRIDGET A. MACASKILL

    James C. Swain               Bridget A. Macaskill
    March 21, 2000

              2   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Christian Smith
(Portfolio Manager)
Robert Patterson


AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------
Q. HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD THAT ENDED FEBRUARY 29, 2000?

A. It has been a difficult period for the municipal securities market, including Oppenheimer Main Street(R) California Municipal Fund. The rising interest rate environment, a sharp decline in the demand for municipal bonds and a lack of supply of new issues were some of the challenges the Fund encountered.

WHAT STEPS ARE YOU TAKING TO HELP IMPROVE THE FUND'S PERFORMANCE?

In November 1999, we began to restructure the Fund under the guidance of Christian Smith, a money management professional with over 10 years experience in the municipal market. This change will help us gain a fresh perspective on the California municipal market, and proactively access the opportunities available for the Fund.

HOW DID THE ROBUST U.S. ECONOMY AFFECT THE OVERALL MUNICIPAL MARKET?

Ongoing economic strength led to higher interest rates, which, in turn, led to lower bond prices. With bonds becoming less attractive to investors, many turned to the stock market for better returns.

              3   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

"Our focus has been to lower the portfolio's sensitivity to changes in interest rates."

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

The lengthy economic expansion has also resulted in a decrease in supply of municipal bonds. First, government surpluses on the federal and state level resulted in less need to issue debt to finance new projects. Second, the rise in interest rates caused a natural decline in the refinancing of existing debt. When interest rates are on the upswing, there is little reason for an organization to retire existing, lower yielding debt, and introduce new securities with higher yields. Often- times in the financial markets, a decrease in supply of a particular security leads to higher prices. However, the decline in the demand for municipals more than offset the falling supply.

HOW WAS THE FUND MANAGED GIVEN THIS DIFFICULT ENVIRONMENT?

Our focus has been to lower the portfolio's sensitivity to interest rates. For example, we have been working to reduce the Fund's duration versus its benchmark by focusing on shorter-term securities. When it appears that interest rates have peaked, we may look to extend the Fund's duration to take advantage of rising bond prices.

COULD YOU DESCRIBE SOME OF YOUR INVESTMENT STRATEGIES THAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

We enhanced returns through select investments in non-rated California real estate securities. These bonds are typically issued by smaller organizations, and are used to help finance the infrastructure needed in new housing developments. As non-rated securities, they generally offer attractive yields. Once the developments are occupied by tax-paying families and organizations, this revenue aids the financial stability of the issuer, and the securities may then become rated--sometimes leading to capital appreciation for the Fund.

              4   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

----------------------------------
AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 3/31/00(1)

Class A          Since
1-Year   5-Year  Inception
----------------------------------
-7.98%   4.75%   6.31%

Class B          Since
1-Year   5-Year  Inception
----------------------------------
-9.01%   4.36%   3.67%

----------------------------------

STANDARDIZED YIELDS(2)
For the 30 Days Ended 2/29/00
----------------------------------
Class A         5.19%
----------------------------------
Class B         4.49
----------------------------------

In addition, we benefited from our investment in a non-profit organization that helps train handicapped individuals to join the mainstream workforce. This organization has been in existence for over 30 years, it has a strong management team in place, and is widely known by companies that are looking for its services.

HOW DID CALIFORNIA MUNICIPAL BONDS PERFORM COMPARED TO U.S. TREASURIES?

As interest rates rose, both types of securities performed poorly. However, in recent months investors have bid up the prices of U.S. Treasury securities in anticipation of the Treasury Department's plan to buy back billions of dollars of debt. By the end of the reporting period, 30-year, AAA-rated municipal bonds from California issuers were providing over 95% of the yield of 30-year U.S. Treasury securities. This compares to a historical average of about 88%. When the effects of income taxes are taken into account, municipal bonds are providing much higher levels of "take home" income than U.S. Treasury securities. As a result, municipal bonds currently represent very attractive values, in our opinion, especially for California residents in the higher income tax brackets.


1. See page 7 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended February 29, 2000. Falling share prices will tend to artificially raise yields.


              5   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

----------------------------------
CREDIT ALLOCATION(3)

[PIE CHART]

AAA     51.0
AA      11.9
A        9.5
BBB     19.5
BB       8.1
----------------------------------

WHAT IS YOUR OUTLOOK FOR THE ECONOMY OVER THE NEXT FEW MONTHS?

As we see it, the Federal Reserve will remain diligent in its attempt to slow the pace of economic growth to help ward off an increase in inflation. As such, we expect interest rates to continue rising into the summer. However, as the year progresses, we anticipate seeing growth rates fall, as rising interest rates should lead to a decline in consumer spending, and less dramatic stock market gains. Ideally, this would eventually result in interest rates moving downward.

      In the meantime, we will continue to actively monitor the markets--making careful adjustments to the Fund's portfolio as necessary. We will also work diligently to enhance returns while being mindful of risk. These are two reasons why Oppenheimer Main Street California Municipal Fund is an important part of The Right Way to Invest.


TOP FIVE INDUSTRIES(4)
(Percentage of market value)
--------------------------------------------------------
Special Assessment                                18.8%
--------------------------------------------------------
Single Family Housing                             15.1
--------------------------------------------------------
Highways                                          11.0
--------------------------------------------------------
General Obligation                                 8.7
--------------------------------------------------------
Electric Utilities                                 8.5


3. Portfolio data are subject to change. Percentages are as of February 29, 2000, and are dollar-weighted based on invested assets. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk of default. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 16.0% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category.
4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of investments.

              6   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT
1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 5/18/90. Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/2/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 10/29/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


              7   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  February 29, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                                RATINGS:                           MARKET
                                                                MOODY'S/        PRINCIPAL           VALUE
                                                               S&P/FITCH           AMOUNT      SEE NOTE 1
===========================================================================================================
MUNICIPAL BONDS AND NOTES--98.8%
-----------------------------------------------------------------------------------------------------------
CALIFORNIA--92.5%
Anaheim, CA PFAU TXAL RB, MBIA Insured,
Inverse Floater, 8.87%, 12/28/18(1)                               Aaa/AAA      $1,000,000      $1,103,750
-----------------------------------------------------------------------------------------------------------
Berkeley, CA HF RRB, Alta Bates Medical Center,
Prerefunded, Series A, 6.50%, 12/1/11                               A2/NR       1,425,000       1,500,739
-----------------------------------------------------------------------------------------------------------
CA Assn. of Bay Area Governments FAU for
Non-profit Corps. Refunding COP, American
Baptist Homes, Series A, 6.20%, 10/1/27                            NR/BBB       1,790,000       1,582,378
-----------------------------------------------------------------------------------------------------------
CA Assn. of Bay Area Governments FAU for
Non-profit Corps. Refunding COP,
Rhonda Haas Goldman Plaza, 5.125%, 5/15/23                         NR/AA-         700,000         602,217
-----------------------------------------------------------------------------------------------------------
CA CDAU Lease RB, United Airlines,
Series A, 5.70%, 10/1/33                                         Baa3/BB+       3,200,000       2,696,640
-----------------------------------------------------------------------------------------------------------
CA CDAU MH RB, Village Riviera Hills,
Series E, 5.45%, 2/1/25                                            NR/AAA       1,000,000         973,160
-----------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RB, Sr. Lien, Prerefunded,
Series A, 6.50%, 1/1/32                                     Baa3/BBB-/BBB       1,400,000       1,535,114
-----------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Zero Coupon, 5.98%, 1/15/21(2)                 Aaa/AAA/AAA       5,000,000       1,295,400
-----------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Zero Coupon, 6%, 1/15/22(2)                  Baa3/BBB-/BBB       5,500,000       1,330,010
-----------------------------------------------------------------------------------------------------------
CA GOUN, 5.75%, 3/1/30                                         Aa3/AA-/AA       2,000,000       1,945,700
-----------------------------------------------------------------------------------------------------------
CA HFA SFM Purchase RB, Series A-2, 6.45%, 8/1/25                 Aaa/AAA       2,095,000       2,116,285
-----------------------------------------------------------------------------------------------------------
CA HFA SFM RB, Series C, 6.75%, 2/1/25                            Aa2/AA-       4,770,000       4,841,455
-----------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB,
American Center for Wine, Food & Arts, 5.55%, 12/1/12              NR/A/A       1,710,000       1,678,450
-----------------------------------------------------------------------------------------------------------
CA PCFAU RB, Pacific Gas & Electric Co. Project,
Series B, 6.35%, 6/1/09                                            A1/AA-       2,000,000       2,110,480
-----------------------------------------------------------------------------------------------------------
CA PWBL RB, State Prison Department of
Corrections, Series E, FSA Insured, 5.50%, 6/1/15             Aaa/AAA/AAA       2,000,000       2,004,940
-----------------------------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program,
Series B, 7.75%, 9/1/26                                            NR/AAA         845,000         899,224
-----------------------------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program,
Series B, 7.75%, 9/1/26                                            NR/AAA           5,000           5,000
-----------------------------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program,
Series D, Cl. 5, 6.70%, 5/1/29                                     NR/AAA       1,890,000       1,979,359
-----------------------------------------------------------------------------------------------------------
CA SCDAU COP, 7.25%, 11/1/29                                        NR/NR       2,000,000       1,949,100
-----------------------------------------------------------------------------------------------------------
CA SCDAU COP, Winward Schools, 7.25%, 11/1/29                       NR/NR         500,000         497,410
-----------------------------------------------------------------------------------------------------------


              8   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

                                                                RATINGS:                           MARKET
                                                                MOODY'S/        PRINCIPAL           VALUE
                                                               S&P/FITCH           AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
CA SCDAU Revenue Refunding COP,
Inverse Floater, 7.11%, 11/1/15(1)                                  A1/NR      $1,200,000      $1,122,000
-----------------------------------------------------------------------------------------------------------
Campbell, CA RA TXAL RB, Central Campbell
Redevelopment Project, Series B, 6.60%, 10/1/32                 Baa3/BBB-       1,100,000       1,076,009
-----------------------------------------------------------------------------------------------------------
Contra Costa Cnty., CA SPTX RRB,
CFD 91-1, 5.58%, 8/1/16                                             NR/NR       3,075,000       2,703,786
-----------------------------------------------------------------------------------------------------------
Corona, CA SFM RB, Sub. Lien, Series B, 6.30%, 11/1/28              A2/NR         800,000         802,560
-----------------------------------------------------------------------------------------------------------
East Palo Alto, CA RA TXAL RB, 6.625%, 10/1/29                      NR/NR         850,000         833,943
-----------------------------------------------------------------------------------------------------------
Escondido, CA Union High SDI CAP GOB,
MBIA Insured, Zero Coupon, 6.20%, 11/1/19(2)                      Aaa/AAA       2,000,000         625,700
-----------------------------------------------------------------------------------------------------------
Folsom, CA SPTX Bonds, CFD No. 10, 6.875%, 9/1/19                   NR/NR       2,000,000       1,979,900
-----------------------------------------------------------------------------------------------------------
Fontana, CA RA TXAL GORB,
Jurupa Hills Redevelopment Project,
Prerefunded, Series A, 7.10%, 10/1/23                             NR/BBB+       1,960,000       2,118,348
-----------------------------------------------------------------------------------------------------------
Fresno, CA USD GORB, Series A,
MBIA Insured, 6.55%, 8/1/20                                   Aaa/AAA/AAA       1,225,000       1,334,968
-----------------------------------------------------------------------------------------------------------
Fresno, CA USD GOUN, Series A,
MBIA Insured, 6.40%, 8/1/16                                   Aaa/AAA/AAA       1,000,000       1,092,040
-----------------------------------------------------------------------------------------------------------
Glendale, CA EU RB, MBIA Insured, 5.90%, 2/1/25                NR/AAA/AAA       5,000,000       5,004,900
-----------------------------------------------------------------------------------------------------------
Golden West Schools FAU CAP RRB, Series A,
MBIA Insured, Zero Coupon, 6.14%, 2/1/20(2)                   Aaa/AAA/AAA       2,480,000         749,853
-----------------------------------------------------------------------------------------------------------
Golden West Schools FAU CAP RRB, Series A,
MBIA Insured, Zero Coupon, 6.14%, 8/1/20(2)                   Aaa/AAA/AAA       2,000,000         586,840
-----------------------------------------------------------------------------------------------------------
Irvine, CA Improvement Bond Act 1915
SPAST Bonds, Assessment District No. 94-13,
Group 2, 5.875%, 9/2/17                                             NR/NR       1,250,000       1,147,637
-----------------------------------------------------------------------------------------------------------
Lake Elsinore, CA School FAU RRB,
Horsethief Canyon, 5.35%, 9/1/10                                    NR/NR       2,000,000       1,822,160
-----------------------------------------------------------------------------------------------------------
Las Virgenes, CA USD CAP Bonds, Series A,
MBIA Insured, Zero Coupon, 4.95%, 11/1/12(2)                  Aaa/AAA/AAA       2,095,000       1,046,243
-----------------------------------------------------------------------------------------------------------
Lincoln, CA Improvement Bond Act 1915
PFAU RB, 6.20%, 9/2/25                                              NR/NR       1,490,000       1,369,444
-----------------------------------------------------------------------------------------------------------
Lincoln, CA Improvement Bond Act 1915
PFAU RB, 6.20%, 9/2/25                                              NR/NR          10,000          10,300
-----------------------------------------------------------------------------------------------------------
Long Beach, CA Harbor RRB, Series A,
FGIC Insured, 6%, 5/15/10                                         Aaa/AAA         500,000         522,265
-----------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA CAP COP, Disney
Parking Project, Zero Coupon, 6.95%, 9/1/11(2)                 A3/BBB+/A-       2,340,000       1,201,941
-----------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RRB,
Series A, FSA Insured, 5%, 7/1/14                             Aaa/AAA/AAA       1,500,000       1,429,740


              9   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                RATINGS:                           MARKET
                                                                MOODY'S/        PRINCIPAL           VALUE
                                                               S&P/FITCH           AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Los Angeles Cnty., CA MTAU Sales Tax RRB,
Series A, MBIA Insured, 5.25%, 7/1/15                         Aaa/AAA/AAA      $2,000,000      $1,935,420
-----------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA Participation
Certificates RB, Zero Coupon, 6.30%, 9/1/16(2)                Aaa/AAA/AAA       1,495,000         571,195
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA Department of
Water & Power RRB, 5.50%, 10/15/12                            Aa3/AAA/AAA       1,000,000       1,015,990
-----------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, Series A,
FGIC Insured, 6%, 7/1/15                                      Aaa/AAA/AAA       1,000,000       1,053,930
-----------------------------------------------------------------------------------------------------------
Orange Cnty., CA CFD No. 99-1 SPTX RB,
Series A, 6.70%, 8/15/29                                            NR/NR         650,000         643,624
-----------------------------------------------------------------------------------------------------------
Palmdale, CA Civic Authority RRB,
Merged Redevelopment Project,
Prerefunded, Series A, 6.60%, 9/1/34                              Aaa/AAA         595,000         651,555
-----------------------------------------------------------------------------------------------------------
Palmdale, CA Civic Authority RRB,
Merged Redevelopment Project,
Unrefunded Balance, Series A, 6.60%, 9/1/34                          NR/A         405,000         413,347
-----------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Refunding Bonds,
Los Medanos Community Development Project,
Sub. Lien, 6.20%, 8/1/19                                           NR/BBB       1,000,000         949,690
-----------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL RB, Los Medanos
Community Development Project,
AMBAC Insured, 5.75%, 8/1/16                                      Aaa/AAA         720,000         720,857
-----------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity,
Series A, 7.60%, 5/1/23                                           Aaa/AAA       2,500,000       2,976,400
-----------------------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A,
MBIA Insured, 6.15%, 8/1/15                                       Aaa/AAA         500,000         532,505
-----------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
FGIC Insured, Inverse Floater, 7.78%, 6/1/19(1)               Aaa/AAA/AAA       1,150,000       1,083,875
-----------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
MBIA Insured, Inverse Floater, 8.69%, 7/8/22(1)                   Aaa/AAA         500,000         555,625
-----------------------------------------------------------------------------------------------------------
Richmond, CA Wastewater RB,
FGIC Insured, 5.80%, 8/1/16                                       Aaa/AAA         765,000         777,416
-----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA CFD No. 88-12 SPTX Bonds,
Prerefunded, 7.55%, 9/1/17                                          NR/NR       1,500,000       1,556,850
-----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA PFAU TXAL RRB,
Redevelopment Projects, Series A, 5.625%, 10/1/33               Baa2/BBB-       1,650,000       1,372,157
-----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA SFM RB, Escrowed
to Maturity, Series A, 7.80%, 5/1/21                              Aaa/AAA       1,000,000       1,217,220
-----------------------------------------------------------------------------------------------------------
Riverside, CA PFAU Lease RB,
AMBAC Insured, 5.25%, 10/1/17                                 Aaa/AAA/AAA       2,100,000       1,985,760
-----------------------------------------------------------------------------------------------------------
Riverside, CA Water RRB, 5.375%, 10/1/12                         NR/AA/AA       1,000,000       1,006,370


             10   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

                                                                RATINGS:                           MARKET
                                                                MOODY'S/        PRINCIPAL           VALUE
                                                               S&P/FITCH           AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Roseville, CA SPTX RB, Woodcreek West
Community Facility No. 1 Project, 6.50%, 9/1/15                     NR/NR      $1,500,000      $1,474,875
-----------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA SFM RB,
Escrowed to Maturity, 8%, 7/1/16(3)                               Aaa/AAA       2,810,000       3,468,636
-----------------------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB,
FGIC Insured, Inverse Floater, 8.89%, 8/15/18(1)              Aaa/AAA/AAA       1,500,000       1,578,750
-----------------------------------------------------------------------------------------------------------
Sacramento, CA USD GOUN,
Series A, 5.875%, 7/1/21                                        Aa3/NR/AA         430,000         432,081
-----------------------------------------------------------------------------------------------------------
Sacramento, CA USD GOUN,
Series A, 5.875%, 7/1/23                                        Aa3/NR/AA         285,000         285,675
-----------------------------------------------------------------------------------------------------------
Salinas Valley, CA Solid Waste Authority RB,
5.80%, 8/1/27                                                    Baa3/BBB       1,665,000       1,443,871
-----------------------------------------------------------------------------------------------------------
San Diego Cnty., CA Water Authority
Revenue COP, Prerefunded, Series 91-B,
MBIA Insured, Inverse Floater, 8.66%, 4/8/21(1)                   Aaa/AAA       1,000,000       1,166,250
-----------------------------------------------------------------------------------------------------------
San Francisco, CA Bay Area Rapid Transit District
Sales Tax RRB, AMBAC Insured, 6.75%, 7/1/11                   Aaa/AAA/AAA       1,000,000       1,138,350
-----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RB, Second Series Issue 13-B,
MBIA Insured, 8%, 5/1/07                                          Aaa/AAA       1,140,000       1,325,683
-----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RB, Second Series Issue 14-A,
MBIA Insured, 8%, 5/1/07                                          Aaa/AAA       1,290,000       1,500,115
-----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. RA Lease CAP RB,
George R. Moscone Project, Zero Coupon,
5.36%, 7/1/10(2)                                                 A1/A-/A+       4,500,000       2,538,450
-----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Redevelopment
FAU TXAL CAP Refunding Bonds, Redevelopment
Projects, Series C, Zero Coupon, 5.99%, 8/1/13(2)                A2/A/AAA         750,000         353,888
-----------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor Agency
Toll Road CAP RRB, Series A, 0%/5.75%, 1/15/21(4)           Baa3/BBB-/BBB       3,200,000       1,895,968
-----------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor Agency
Toll Road RB, Sr. Lien, Prerefunded, 6.75%, 1/1/32            Aaa/AAA/AAA       3,500,000       3,768,625
-----------------------------------------------------------------------------------------------------------
South Orange Cnty., CA PFAU SPTX RB,
Foothill Area, Series C, FGIC Insured, 8%, 8/15/08            Aaa/AAA/AAA       1,500,000       1,803,315
-----------------------------------------------------------------------------------------------------------
Southern CA Home FAU SFM RB,
Series A, 7.35%, 9/1/24                                            NR/AAA         145,000         148,751
-----------------------------------------------------------------------------------------------------------
Southern CA Home FAU SFM RB,
Series A, 7.35%, 9/1/24                                            NR/AAA          15,000          15,000
-----------------------------------------------------------------------------------------------------------
Southern CA Metropolitan Water District
RRB, Inverse Floater, 6.55%, 10/30/20(1)                           Aa2/AA       1,200,000       1,081,500


             11   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                RATINGS:                           MARKET
                                                                MOODY'S/        PRINCIPAL           VALUE
                                                               S&P/FITCH           AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Southern CA PPAU Transmission Project RB,
Inverse Floater, 7.25%, 7/1/12(1)                                  Aa3/A+      $2,100,000     $ 2,202,375
-----------------------------------------------------------------------------------------------------------
Stanislaus, CA Waste-To-Energy Financing Agency
Solid Waste Facilities RRB,
Ogden Martin System, Inc.
Project, 7.50%, 1/1/05                                              NR/A-       1,105,000       1,129,277
-----------------------------------------------------------------------------------------------------------
West Covina, CA COP, Queen of the Valley Hospital,
Prerefunded, 6.50%, 8/15/19                                         A2/NR       1,120,000       1,223,208
                                                                                            ---------------
                                                                                              112,221,817

-----------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--6.3%
PR CMWLTH GORB, MBIA Insured,
Inverse Floater, 7.78%, 7/1/08(1)                                 Aaa/AAA       1,500,000       1,571,250
-----------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB,
Inverse Floater, 7.10%, 7/1/28(1),(5)                               NR/NR       5,000,000       3,620,400
-----------------------------------------------------------------------------------------------------------
PR Housing Finance Corp. SFM RB,
Portfolio 1, Series B, 7.65%, 10/15/22                            Aaa/AAA          65,000          66,754
-----------------------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC
Facilities Tourist RB, Mennonite General
Hospital Project, Series A, 6.50%, 7/1/12                     NR/BBB-/BBB         590,000         563,008
-----------------------------------------------------------------------------------------------------------
PR Public Buildings Authority RB,
Government Facilities, Series B,
AMBAC Insured, 5%, 7/1/27                                         Aaa/AAA         300,000         259,548
-----------------------------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19                 NR/BBB-       1,515,000       1,489,958
                                                                                            ---------------
                                                                                                7,570,918
                                                                                            ---------------
Total Municipal Bonds and Notes (Cost $122,757,839)                                           119,792,735


===========================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS--2.1%

CA PCFAU SWD RR RB, Shell Martinez
Refining, Series A, 3.15%, 3/1/00(6)                                            1,200,000       1,200,000
-----------------------------------------------------------------------------------------------------------
PR CMWLTH RB, Series 1025, 3.11%, 7/1/00(6)                                     1,400,000       1,400,000
                                                                                            ---------------
Total Short-Term Tax-Exempt Obligations (Cost $2,600,000)                                       2,600,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $125,357,839)                                     100.9%    122,392,735
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (0.9)     (1,111,294)
                                                           ------------------------------------------------
NET ASSETS                                                                          100.0%   $121,281,441
                                                           ================================================


             12   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS


To simplify the listings of securities, abbreviations are used per the table below:

CAP    Capital Appreciation
CDAU   Communities Development Authority
CFD    Community Facilities District
CMWLTH Commonwealth
COP    Certificates of Participation
ED     Economic Development
EU     Electric Utilities
FAU    Finance Authority
GOB    General Obligation Bonds
GORB   General Obligation Refunding Bonds
GOUN   General Obligation Unlimited Nts.
HF     Health Facilities
HFA    Housing Finance Agency
HTAU   Highway & Transportation Authority
MH     Multifamily Housing
MTAU   Metropolitan Transportation Authority
MUD    Municipal Utility District
PC     Pollution Control
PCFAU  Pollution Control Finance Authority
PFAU   Public Finance Authority
PPAU   Public Power Authority
PWBL   Public Works Board Lease
RA     Redevelopment Agency
RB     Revenue Bonds
RR     Resource Recovery
RRB    Revenue Refunding Bonds
SCDAU  Statewide Communities Development Authority
SDI    School District
SFM    Single Family Mtg.
SPAST  Special Assessment
SPTX   Special Tax
SWD    Solid Waste Disposal
TXAL   Tax Allocation
USD    Unified School District



1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $15,085,775 or 12.44% of the Fund's net assets as of February 29, 2000.
2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
3. Securities with an aggregate market value of $539,000 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,620,400 or 2.98% of the Fund's net assets as of February 29, 2000.
6. Represents the current interest rate for a variable or increasing rate security.


             13   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

AS OF FEBRUARY 29, 2000, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $26,463,144 OR 21.81% OF THE FUND'S NET ASSETS.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                               MARKET VALUE        PERCENT
-------------------------------------------------------------------------------------
 Special Assessment                                      $23,040,534           18.8%
 Single Family Housing                                    18,536,644           15.1
 Highways                                                 13,445,517           11.0
 General Obligation                                       10,602,336            8.7
 Electric Utilities                                       10,425,525            8.5
 Municipal Leases                                          8,561,834            7.0
 Sales Tax                                                 7,058,369            5.8
 Marine/Aviation Facilities                                6,044,703            4.9
 Hospital/Healthcare                                       4,408,954            3.6
 Water Utilities                                           4,270,110            3.5
 Not-for-Profit Organization                               3,627,551            3.0
 Pollution Control                                         3,310,480            2.7
 Resource Recovery                                         2,573,148            2.1
 Education                                                 2,551,859            2.1
 Adult Living Facilities                                   2,184,595            1.8
 Multifamily Housing                                         973,160            0.8
 Sewer Utilities                                             777,416            0.6
                                                        -----------------------------
 Total                                                  $122,392,735          100.0%
                                                        =============================

 See accompanying Notes to Financial Statements.


             14   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2000
============================================================================================
 ASSETS
 Investments, at value (cost $125,357,839)--see accompanying statement       $ 122,392,735
--------------------------------------------------------------------------------------------
 Cash                                                                              203,722
--------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                        1,512,032
 Shares of capital stock sold                                                      341,264
 Other                                                                               5,723
                                                                          ------------------
 Total assets                                                                  124,455,476

============================================================================================
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                           2,657,160
 Dividends                                                                         330,520
 Shares of capital stock redeemed                                                  112,671
 Daily variation on futures contracts                                               11,500
 Distribution and service plan fees                                                 11,140
 Transfer and shareholder servicing agent fees                                       9,845
 Directors' compensation                                                               446
 Other                                                                              40,753
                                                                          ------------------
 Total liabilities                                                               3,174,035

============================================================================================
 NET ASSETS                                                                   $121,281,441
                                                                          ==================
============================================================================================
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                                         $    104,257
--------------------------------------------------------------------------------------------
 Additional paid-in capital                                                    128,864,734
--------------------------------------------------------------------------------------------
 Overdistributed net investment income                                            (181,242)
--------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                       (4,473,791)
--------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                     (3,032,517)
                                                                          ------------------
 Net assets                                                                   $121,281,441
                                                                          ==================

============================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $94,683,004 and 8,136,732 shares of capital stock outstanding)                     $11.64
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                           $12.22
--------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,598,437
 and 2,288,907 shares of capital stock outstanding)                                 $11.62


See accompanying Notes to Financial Statements.


             15   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2000
====================================================================================
 INVESTMENT INCOME

 Interest                                                              $  4,015,472

====================================================================================
 EXPENSES

 Management fees                                                            362,042
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class B                                                                    142,268
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                               35,821
------------------------------------------------------------------------------------
 Shareholder reports                                                         22,178
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                  6,007
------------------------------------------------------------------------------------
 Directors' compensation                                                      1,515
------------------------------------------------------------------------------------
 Other                                                                       11,207
                                                                       -------------
 Total expenses                                                             581,038
 Less reimbursement of expenses                                             (98,739)
 Less expenses paid indirectly                                               (5,768)
                                                                       -------------
 Net expenses                                                               476,531

====================================================================================
 NET INVESTMENT INCOME                                                    3,538,941

====================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                             (4,366,202)
 Closing of futures contracts                                                   528
                                                                       -------------
 Net realized loss                                                       (4,365,674)

------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on investments    (2,236,087)
                                                                       -------------
 Net realized and unrealized loss                                        (6,601,761)

====================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(3,062,820)
                                                                       =============


See accompanying Notes to Financial Statements.


             16   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED
                                                                  FEBRUARY 29, 2000                            YEAR ENDED
                                                                        (UNAUDITED)                       AUGUST 31, 1999
===========================================================================================================================
 OPERATIONS
 Net investment income                                                $   3,538,941                         $   6,760,089
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                       (4,365,674)                              (27,248)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                   (2,236,087)                           (9,255,882)
                                                                    -------------------------------------------------------
 Net decrease in net assets resulting from operations                    (3,062,820)                           (2,523,041)

===========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                 (2,805,389)                           (5,577,537)
 Class B                                                                   (630,746)                           (1,114,948)
---------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                    (61,948)                                   --
 Class B                                                                    (17,172)                                   --

===========================================================================================================================
 CAPITAL STOCK TRANSACTIONS

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                                 (9,742,300)                            7,019,301
 Class B                                                                 (1,703,755)                            8,515,921

===========================================================================================================================
 NET ASSETS

 Total increase (decrease)                                              (18,024,130)                            6,319,696
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                    139,305,571                           132,985,875
                                                                    -------------------------------------------------------

 End of period (including overdistributed net investment
 income of $181,242 and $284,048, respectively)                        $121,281,441                          $139,305,571
                                                                    =======================================================


See accompanying Notes to Financial Statements.


             17   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                  YEAR                   YEAR
                                                       ENDED                                 ENDED                  ENDED
                                               FEB. 29, 2000                              AUG. 31,               JUNE 30,
 CLASS A                                         (UNAUDITED)     1999     1998     1997    1996(1)       1996        1995
===========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period$              $  12.21  $ 13.02  $ 12.64  $ 12.16    $ 12.15    $ 12.09      $11.82
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .33      .65      .65      .73        .12        .73         .73
 Net realized and unrealized gain (loss)                (.57)    (.82)     .51      .49        .01        .07         .27
                                                    -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                                  (.24)    (.17)    1.16     1.22        .13        .80        1.00
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.32)    (.64)    (.67)    (.74)      (.12)      (.73)       (.69)
 Dividends in excess of net
 investment income                                        --       --       --       --         --         --        (.04)
 Distributions from net realized gain                   (.01)      --     (.11)      --         --         --          --
 Distributions in excess of net realized gain             --       --       --       --         --       (.01)         --
                                                    -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.33)    (.64)    (.78)    (.74)      (.12)      (.74)       (.73)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.64  $ 12.21  $ 13.02  $ 12.64    $ 12.16    $ 12.15     $ 12.09
                                                    =======================================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                   (1.99)%  (1.42)%   9.33%   10.24%      1.12%      6.73%       8.93%


===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $ 94,683 $109,575 $109,811  $89,991    $76,817    $76,913      $78,134

---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $103,345 $111,996 $ 99,678  $80,311    $77,584    $78,676      $76,148
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                  5.61%    5.03%    5.04%    5.91%      6.00%      5.99%        6.27%
 Expenses                                               0.68%    0.67%    0.69%(4) 0.59%(4)   0.57%(4)   0.58%(4)     0.57%(4)
 Expenses, net of indirect expenses,
 voluntary assumption of expenses
 and/or waiver of expenses                              0.52%    0.51%    0.53%     N/A        N/A        N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                               25%      25%      30%      46%         1%        33%          14%



 1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $32,355,072 and $43,971,448, respectively.

 See accompanying Notes to Financial Statements.


             18   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND


                                         SIX MONTHS                                           YEAR                    YEAR
                                              ENDED                                          ENDED                   ENDED
                                      FEB. 29, 2000                                       AUG. 31,                JUNE 30,
 CLASS B                                (UNAUDITED)         1999         1998      1997       1996(1)     1996        1995
===========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period$      $ 12.20      $ 13.01      $ 12.63   $ 12.14    $ 12.14     $ 12.08      $11.80
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .27          .53          .54       .60        .10         .61         .62
 Net realized and unrealized gain (loss)       (.58)        (.83)         .49       .50         --         .07         .27
                                             ------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                         (.31)        (.30)        1.03      1.10        .10         .68         .89
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.26)        (.51)        (.54)     (.61)      (.10)       (.61)       (.57)
 Dividends in excess of net
 investment income                               --           --           --        --         --          --        (.04)
 Distributions from net realized gain          (.01)          --         (.11)       --         --          --          --
 Distributions in excess of net realized gain    --           --           --        --         --        (.01)         --
                                             ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.27)        (.51)        (.65)     (.61)      (.10)       (.62)       (.61)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $11.62      $ 12.20      $ 13.01   $ 12.63    $ 12.14     $ 12.14     $ 12.08
                                             =============================================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)          (2.56)%      (2.41)%       8.24%     9.24%      0.85%       5.66%       7.90%
===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)   $26,598      $29,730      $23,175   $11,919     $5,928      $5,442      $2,648
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $28,682      $28,070      $18,087   $ 8,129     $5,767      $3,848      $1,904
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                         4.60%        4.02%        4.19%     4.85%      4.92%       4.94%       5.17%
 Expenses                                      1.68%        1.67%        1.70%(4)  1.60%(4)   1.62%(4)    1.60%(4)    1.55%(4)
 Expenses, net of indirect expenses,
 voluntary assumption of expenses
 and/or waiver of expenses                     1.52%        1.52%        1.53%       N/A       N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                      25%          25%          30%       46%         1%         33%         14%




 1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $32,355,072 and $43,971,448, respectively.

 See accompanying Notes to Financial Statements.


             19   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street California Municipal Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current income exempt from federal and California personal income taxes as is available from investing in municipal securities while attempting to preserve capital.

       The Fund offers Class A and Class B shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A and B shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


             20   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

       There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and lia-bilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


             21   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
-------------------------------------------------------------------------------

===============================================================================
 2. CAPITAL STOCK

 The Fund has authorized 16,250,000 shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                        SIX MONTHS ENDED FEB. 29, 2000   YEAR ENDED AUGUST 31, 1999
                                 SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                           613,011   $  7,294,081     1,681,985  $  21,674,388
 Dividends and/or
 distributions reinvested       156,641      1,860,329       281,702      3,627,456
 Redeemed                    (1,604,909)   (18,896,710)   (1,423,149)   (18,282,543)
                             -------------------------------------------------------

 Net increase (decrease)       (835,257)  $ (9,742,300)      540,538  $   7,019,301
                             =======================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                          301,538    $ 3,575,996       964,557   $  12,473,622
 Dividends and/or
 distributions reinvested       40,181        476,304        59,086         758,691
 Redeemed                     (490,459)    (5,756,055)     (367,694)     (4,716,392)
                              ------------------------------------------------------

 Net increase (decrease)      (148,740)   $(1,703,755)      655,949   $   8,515,921
                              ======================================================

--------------------------------------------------------------------------------
 3. UNREALIZED GAINS AND LOSSES ON SECURITIES

 As of February 29, 2000, net unrealized depreciation on securities of $2,965,104 was composed of gross appreciation of $2,208,024, and gross depreciation of $5,173,128.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.55% of average annual net assets if the Fund's net assets are $100 million or more (it is reduced if assets are less). The Manager has voluntarily undertaken to limit its fees to 0.40% of average annual net assets if the Fund's assets are $100 million or more. The Manager can terminate or amend that undertaking at any time. The Fund's management fee for the six months ended February 29, 2000 was 0.40% of average annual net assets for each class of shares, after giving affect to the waiver, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


             22   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                     AGGREGATE             CLASS A        COMMISSIONS      COMMISSIONS
                                     FRONT-END           FRONT-END         ON CLASS A       ON CLASS B
                                 SALES CHARGES       SALES CHARGES             SHARES           SHARES
                                    ON CLASS A         RETAINED BY        ADVANCED BY      ADVANCED BY
 SIX MONTHS ENDED                       SHARES         DISTRIBUTOR       DISTRIBUTOR(1)   DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------
 February 29, 2000                    $112,866             $12,970            $10,000         $125,396

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B shares from its own resources at the time of sale.

                                                   CLASS A                  CLASS B
                                       CONTINGENT DEFERRED      CONTINGENT DEFERRED
                                             SALES CHARGES            SALES CHARGES
 SIX MONTHS ENDED                  RETAINED BY DISTRIBUTOR  RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
 February 29, 2000                                  $1,790                  $71,303

       The Fund has adopted a Service Plan for Class A shares and a Distribution and Service Plan for Class B shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS B DISTRIBUTION AND SERVICE PLAN FEE. Under the plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

       The Distributor retains the asset-based sales charge on Class B shares. The asset-based sales charges on Class B shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

       The Distributor's actual expenses in selling Class B shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If the plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                                      DISTRIBUTOR'S        DISTRIBUTOR'S
                                                                          AGGREGATE         UNREIMBURSED
                                                                       UNREIMBURSED        EXPENSES AS %
                         TOTAL PAYMENTS    AMOUNT RETAINED                 EXPENSES        OF NET ASSETS
                             UNDER PLAN     BY DISTRIBUTOR               UNDER PLAN             OF CLASS
---------------------------------------------------------------------------------------------------------------------------
 Class B Plan                  $142,268           $118,005               $1,081,288                 4.07%


             23   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
5. FUTURES CONTRACTS

 The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

       The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

       Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

       Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

       Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                             EXPIRATION      NUMBER OF   VALUATION AS OF       UNREALIZED
 CONTRACT DESCRIPTION              DATE      CONTRACTS   FEBRUARY 29, 2000   DEPRECIATION
-----------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Muni Bond                      3/22/00            92      $8,514,462          $67,413

--------------------------------------------------------------------------------
 6. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

       The Fund had no borrowings outstanding during the six months ended February 29, 2000.
--------------------------------------------------------------------------------
 7. SUBSEQUENT EVENT

 As of April 1, 2000, the Manager withdrew its voluntary undertaking to limit its management fees to a maximum annual rate of 0.40%.


             24   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

OPPENHEIMER MAIN STREET(R) CALIFORNIA MUNICIPAL FUND
--------------------------------------------------------------------------------
A Series of Oppenhemer Main Street Funds, Inc.
================================================================================
 OFFICERS AND DIRECTORS  James C. Swain, Director and Chairman of the Board
                         Bridget A. Macaskill, Director and President
                         Robert G. Avis, Director
                         William A. Baker, Director
                         George C. Bowen, Director
                         Jon S. Fossel, Director
                         Sam Freedman, Director
                         Raymond J. Kalinowski, Director
                         C. Howard Kast, Director
                         Robert M. Kirchner, Director
                         Ned M. Steel, Director
                         Christian D. Smith, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary
================================================================================
 INVESTMENT ADVISOR      OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR             OppenheimerFunds Distributor, Inc.
================================================================================
 TRANSFER AND            OppenheimerFunds Services
 SHAREHOLDER SERVICING
 AGENT
================================================================================
 CUSTODIAN OF            The Bank of New York
 PORTFOLIO SECURITIES
================================================================================
 INDEPENDENT AUDITORS    Deloitte & Touche LLP
================================================================================
 LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.
                         This is a copy of a report to shareholders of Oppenheimer Main Street California Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Main Street California Municipal Fund. For material information concerning the Funds, see the Prospectus.

                         SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


             25  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

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designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
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Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
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OppenheimerFunds Services
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--------------------------------------------------------------------------------

                                                              [OPPENHEIMER LOGO]
                                                               Distributor, Inc.

RS0725.001.0200  April 28, 2000